ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
ACCOUNTING POLICIES

NOTE 1 — ACCOUNTING POLICIES

Accounting Principles

Our consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

The consolidated financial statements include the accounts of Microsoft Corporation and its subsidiaries. Intercompany transactions and balances have been eliminated.

Recast of Certain Prior Period Information

In September 2026, we announced changes in our segment reporting structure. These changes align our segments with how we currently manage our business, creating the Agents and Infra segment that brings together our applications and agents, our multi-model system, and Azure infrastructure, and the Devices and Consumer segment that comprises our key consumer offerings. Beginning in fiscal year 2027, the information that our chief operating decision maker (“CODM”) is regularly provided and reviews for purposes of allocating resources and assessing performance reflects these segment changes. The segment information in this Form 8-K has been recast to conform to the way we internally manage and monitor our business during fiscal year 2027. These changes impacted Note 7 – Business Combinations, Note 8 – Goodwill, Note 12 – Unearned Revenue, and Note 18 – Segment Information and Geographic Data.

As disclosed in our 2026 Form 10-K, we also recast certain prior period amounts on our consolidated cash flows statements to conform to the current period presentation.

The recast of these previously reported amounts had no impact on our consolidated balance sheets, consolidated income statements, or net cash from (used in) operations, investing, or financing on our consolidated cash flows statements.

Estimates and Assumptions

Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Examples of estimates and assumptions include: for revenue recognition, determining the nature and timing of satisfaction of performance obligations, and determining the standalone selling price (“SSP”) of performance obligations, variable consideration, and other obligations such as product returns and refunds; loss contingencies; the fair value of and/or potential impairment of goodwill and intangible assets for our reporting units; product life cycles; useful lives of our tangible and intangible assets; allowances for doubtful accounts; stock-based compensation forfeiture rates; when technological feasibility is achieved for our products; the potential outcome of uncertain tax positions that have been recognized in our consolidated financial statements or tax returns; and determining the timing and amount of measurement adjustments or impairments for investments. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties.

Foreign Currencies

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are recorded to other comprehensive income.

Revenue

Product Revenue and Service and Other Revenue

Product revenue includes sales from operating systems, server applications, business solution applications, software development tools, desktop and server management tools, video games, and hardware such as PCs, tablets, gaming and entertainment consoles, other intelligent devices, and related accessories.

Service and other revenue includes sales from cloud-based solutions that provide customers with AI, software, services, platforms, and content such as Azure, Office 365, Enterprise Mobility and Security, LinkedIn, Dynamics 365, and XBOX; solution support; and consulting services. Service and other revenue also includes sales from online advertising.

Revenue Recognition

Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. We enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities.

Nature of Products and Services

Licenses for on-premises software provide the customer with a right to use the software as it exists when made available to the customer. Customers may purchase perpetual licenses or subscribe to licenses, which provide customers with the same functionality and differ mainly in the duration over which the customer benefits from the software. Revenue from distinct on-premises licenses is recognized upfront at the point in time when the software is made available to the customer. In cases where we allocate revenue to software updates, primarily because the updates are provided at no additional charge, revenue is recognized as the updates are provided, which is generally ratably over the estimated life of the related device or license.

Cloud services, which include software-as-a-service, infrastructure-as-a-service, and platform-as-a-service, are provided on either a subscription or consumption basis. Revenue related to cloud services provided on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services provided on a consumption basis, such as the amount of storage used in a period, is recognized based on the customer utilization of such resources. When cloud services require a significant level of integration and interdependency with software and the individual components are not considered distinct, all revenue is recognized over the period in which the cloud services are provided.

Certain volume licensing programs, including Enterprise Agreements, include on-premises licenses combined with Software Assurance (“SA”). SA conveys rights to new software and upgrades released over the contract period and provides support, tools, and training to help customers deploy and use products more efficiently. On-premises licenses are considered distinct performance obligations when sold with SA. Revenue allocated to SA is generally recognized ratably over the contract period as customers simultaneously consume and receive benefits, given that SA comprises distinct performance obligations that are satisfied over time.

Revenue from search advertising is recognized when the advertisement appears in the search results or when the action necessary to earn the revenue has been completed. Revenue from consulting services is recognized as services are provided.

Our hardware is generally highly dependent on, and interrelated with, the underlying operating system and cannot function without the operating system. In these cases, the hardware and software license are accounted for as a single performance obligation and revenue is recognized at the point in time when ownership is transferred to resellers or directly to end customers through retail stores and online marketplaces.

Refer to Note 18 – Segment Information and Geographic Data for further information, including revenue by significant product and service offering.

Significant Judgments

Our contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. When a cloud-based service includes both on-premises software licenses and cloud services, judgment is required to determine whether the software license is considered distinct and accounted for separately, or not distinct and accounted for together with the cloud service and recognized over time. Certain cloud services, primarily Office 365, depend on a significant level of integration, interdependency, and interrelation between the desktop applications and cloud services, and are accounted for together as one performance obligation. Revenue from Office 365 is recognized ratably over the period in which the cloud services are provided.

Judgment is required to determine the SSP for each distinct performance obligation. We use a single amount to estimate SSP for items that are not sold separately, including on-premises licenses sold with SA or software updates provided at no additional charge. We use a range of amounts to estimate SSP when we sell each of the products and services separately and need to determine whether there is a discount to be allocated based on the relative SSP of the various products and services.

In instances where SSP is not directly observable, such as when we do not sell the product or service separately, we determine the SSP using information that may include market conditions and other observable inputs. We typically have more than one SSP for individual products and services due to the stratification of those products and services by customers and circumstances. In these instances, we may use information such as the size of the customer and geographic region in determining the SSP.

Due to the various benefits from and the nature of our SA program, judgment is required to assess the pattern of delivery, including the exercise pattern of certain benefits across our portfolio of customers.

Our products are generally sold with a right of return, we may provide other credits or incentives, and in certain instances we estimate customer usage of our products and services, which are accounted for as variable consideration when determining the amount of revenue to recognize. Returns and credits are estimated at contract inception and updated at the end of each reporting period if additional information becomes available. Changes to our estimated variable consideration were not material for the periods presented.

Estimating revenue that will be allocated to remaining performance obligations can involve significant judgments, including identifying and assessing variable consideration and potential renegotiation of commitments. We consider factors such as the nature of the terms and duration of the contract across our portfolio of contracts.

Contract Balances and Other Receivables

Timing of revenue recognition may differ from the timing of invoicing to customers. We record a receivable when revenue is recognized prior to invoicing, or unearned revenue when revenue is recognized subsequent to invoicing. For multi-year agreements, we generally invoice customers annually at the beginning of each annual coverage period. We record a receivable related to revenue recognized for multi-year on-premises licenses as we have an unconditional right to invoice and receive payment in the future related to those licenses.

Unearned revenue comprises mainly unearned revenue related to volume licensing programs, which may include cloud services and SA. Unearned revenue is generally invoiced annually at the beginning of each contract period for multi-year agreements and recognized ratably over the coverage period. Unearned revenue also includes payments for LinkedIn subscriptions, Office 365 subscriptions, consulting services to be performed in the future, XBOX subscriptions, Windows post-delivery support, Dynamics business solutions, and other offerings for which we have been paid in advance and earn the revenue when we transfer control of the product or service.

Refer to Note 12 – Unearned Revenue for further information, including unearned revenue by segment and changes in unearned revenue during the period.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 60 days. In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to provide customers with simplified and predictable ways of purchasing our products and services, not to receive financing from our customers or to provide customers with financing. Examples include invoicing at the beginning of a subscription term with revenue recognized ratably over the contract period, and multi-year on-premises licenses that are invoiced annually with revenue recognized upfront.

As of June 30, 2026 and 2025, long-term accounts receivable, net of allowance for doubtful accounts, was $5.5 billion and $5.2 billion, respectively, and is included in other long-term assets in our consolidated balance sheets.

As of June 30, 2026 and 2025, the current portion of other receivables related to activities to facilitate the purchase of server components was $27.8 billion and $8.2 billion, respectively, and are included in other current assets in our consolidated balance sheets. Additionally, as of June 30, 2026, restricted investments pursuant to a supplier agreement were $11.3 billion, with $3.8 billion included in short-term investments and $7.5 billion included in equity and other investments in our consolidated balance sheet.

We record financing receivables when we offer certain customers the option to acquire our software products and services offerings through a financing program in a limited number of countries. As of June 30, 2026 and 2025, our financing receivables, net were $3.7 billion and $4.3 billion, respectively, for short-term and long-term financing receivables, which are included in other current assets and other long-term assets in our consolidated balance sheets.

We record an allowance for doubtful accounts which reflects our best estimate of credit losses inherent in the accounts receivable and financing receivable balances. We determine the allowance based on known troubled accounts, historical experience, and other currently available evidence.

Assets Recognized from Costs to Obtain a Contract with a Customer

We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. We have determined that certain sales incentive programs meet the requirements to be capitalized. Total capitalized costs to obtain a contract were immaterial during the periods presented and are included in other current and long-term assets in our consolidated balance sheets.

We apply a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include our internal sales organization compensation program and certain partner sales incentive programs as we have determined annual compensation is commensurate with annual sales activities.

Cost of Revenue

Cost of revenue includes: costs incurred to support and maintain cloud-based and other online products and services, including datacenter costs and royalties; operating costs related to product support service centers and product distribution centers; manufacturing and distribution costs for products sold and programs licensed; traffic acquisition costs to drive traffic to our websites and to acquire online advertising space; and costs associated with the delivery of consulting services.

Research and Development

Research and development expenses include payroll, stock-based compensation expense, employee benefits, and other headcount-related expenses associated with product development. Research and development expenses also include technology development costs, including AI training and other infrastructure costs, third-party development and programming costs, and the depreciation and amortization of assets used to conduct research and development. Such costs related to software development are included in research and development expense until the point that technological feasibility is reached, which for our software products is generally shortly before the products are released to production. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

Sales and Marketing

Sales and marketing expenses include payroll, stock-based compensation expense, employee benefits, and other headcount-related expenses associated with sales and marketing personnel, and the costs of advertising, promotions, trade shows, seminars, and other programs. Advertising costs are expensed as incurred. Advertising expense was $2.7 billion, $2.1 billion, and $1.7 billion in fiscal years 2026, 2025, and 2024, respectively.

Stock-Based Compensation

Compensation cost for stock awards, which include restricted stock units (“RSUs”) and performance stock units (“PSUs”), is measured at the fair value on the grant date and recognized as expense, net of estimated forfeitures, over the related service or performance period. The fair value of stock awards is based on the quoted price of our common stock on the grant date less the present value of expected dividends not received during the vesting period. We measure the fair value of PSUs using a Monte Carlo valuation model. Compensation cost for RSUs is recognized using the straight-line method and for PSUs is recognized using the accelerated method.

Compensation expense for the employee stock purchase plan (“ESPP”) is measured as the discount the employee is entitled to upon purchase and is recognized in the period of purchase.

Income Taxes

Income tax expense includes U.S. and international income taxes, and interest and penalties on uncertain tax positions. Certain income and expenses are not reported in tax returns and financial statements in the same year. The tax effect of such temporary differences is reported as deferred income taxes. We are subject to global intangible low-taxed income (“GILTI”) in the U.S. and have elected to include GILTI in the measurement of deferred income taxes. Deferred tax assets are reported net of a valuation allowance when it is more likely than not that a tax benefit will not be realized. All deferred income taxes are classified as long-term in our consolidated balance sheets.

Financial Instruments

Investments

We consider all highly liquid interest-earning investments with a maturity of three months or less at the date of purchase to be cash equivalents. The fair values of these investments approximate their carrying values. In general, investments with original maturities of greater than three months and remaining maturities of less than one year are classified as short-term investments. Investments with maturities beyond one year may be classified as short-term based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations.

Debt investments are classified as available-for-sale and realized gains and losses are recorded using the specific identification method. Changes in fair value, excluding credit losses and impairments, are recorded in other comprehensive income. Fair value is calculated based on publicly available market information or other estimates determined by management. If the cost of an investment exceeds its fair value, we evaluate, among other factors, general market conditions, credit quality of debt instrument issuers, and the extent to which the fair value is less than cost. To determine credit losses, we employ a systematic methodology that considers available quantitative and qualitative evidence. In addition, we consider specific adverse conditions related to the financial health of, and business outlook for, the investee. If we have plans to sell the security or it is more likely than not that we will be required to sell the security before recovery, then a decline in fair value below cost is recorded as an impairment charge in other income (expense), net and a new cost basis in the investment is established. If market, industry, and/or investee conditions deteriorate, we may incur future impairments.

Equity investments with readily determinable fair values are generally measured at fair value. Equity investments that are not recorded at fair value are measured using the equity method of accounting when required or measured at cost less impairments, if any, with adjustments for observable changes in price (referred to as the measurement alternative). Identifying observable changes in price requires judgment in evaluating whether transactions are orderly and whether the securities are comparable, including consideration of the rights and preferences of the securities, the composition of the investor group, and other relevant facts and circumstances. For equity investments not recorded at fair value, we perform a qualitative assessment on a periodic basis and recognize an impairment if there are sufficient indicators that the fair value of the investment is less than carrying value. Changes in fair value are recorded in other income (expense), net. Equity method investments may be recorded on a lag of up to three months when sufficient financial information is not available in a timely manner. For equity method investments recorded on a lag, we recognize the impact of intervening events that have a material impact on our consolidated financial statements in the period in which they occurred.

Investments that are considered variable interest entities (“VIEs”) are evaluated to determine whether we are the primary beneficiary of the VIE, in which case we would be required to consolidate the entity. We evaluate whether we have (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. We have determined we are not the primary beneficiary of any of our VIE investments. Therefore, our VIE investments are not consolidated and the majority are accounted for under the equity method of accounting or the measurement alternative.

We have a long-term strategic partnership with OpenAI. In October 2025, we signed a new definitive agreement with OpenAI that extends this partnership. We have an investment accounted for under the equity method that represents an approximate 25% interest on an as-converted basis. As an equity method investee, OpenAI is a related party as defined in Accounting Standards Codification Topic 850, Related Party Disclosures (“ASC 850”). In accordance with ASC 850, we are disclosing revenue and accounts receivable balances from transactions with OpenAI. For fiscal year 2026, we recorded revenue from commercial arrangements with OpenAI, inclusive of revenue-sharing payments, of $24.1 billion, and accounts receivable from OpenAI as of June 30, 2026 was $6.0 billion. We have made total funding commitments of $13.0 billion related to our investment, of which $11.9 billion has been funded as of June 30, 2026. We calculate our equity method income or loss using the hypothetical liquidation at book value (“HLBV”) method because our liquidation rights and priorities differ from our underlying ownership interest. Under the HLBV method, we recognize income or loss based on the change in the amount we would receive if the net assets of the investee were distributed at book value. In October 2025, OpenAI formed a public benefit corporation and completed a recapitalization (“OpenAI Recapitalization”). During fiscal year 2026, our proportionate ownership of OpenAI decreased due to the OpenAI Recapitalization and other funding activity, and we recorded dilution gains in other income (expense), net. Refer to Note 3 – Other Income (Expense), Net for additional information.

Derivatives

Derivative instruments are recognized as either assets or liabilities and measured at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

For derivative instruments designated as fair value hedges, gains and losses are recognized in other income (expense), net with offsetting gains and losses on the hedged items. Gains and losses representing hedge components excluded from the assessment of effectiveness are recognized in other income (expense), net.

For derivative instruments designated as cash flow hedges, gains and losses are initially reported as a component of other comprehensive income and subsequently recognized in other income (expense), net with the corresponding hedged item. Gains and losses representing hedge components excluded from the assessment of effectiveness are recognized in other income (expense), net.

For derivative instruments that are not designated as hedges, gains and losses from changes in fair values are primarily recognized in other income (expense), net.

Fair Value Measurements

We account for certain assets and liabilities at fair value. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. We categorize each of our fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

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Level 1 – inputs are based upon unadjusted quoted prices for identical instruments in active markets. Our Level 1 investments include U.S. government securities, common and preferred stock, and mutual funds. Our Level 1 derivative assets and liabilities include those actively traded on exchanges.
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Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit spreads, foreign exchange rates, and forward and spot prices for currencies. Our Level 2 investments include commercial paper, certificates of deposit, U.S. agency securities, foreign government bonds, mortgage- and asset-backed securities, corporate notes and bonds, and municipal securities. Our Level 2 derivative assets and liabilities include certain cleared swap contracts and over-the-counter forward, option, and swap contracts.
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Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. Our Level 3 assets and liabilities include investments in corporate notes and bonds, municipal securities, and goodwill and intangible assets, when they are recorded at fair value due to an impairment charge. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

We measure equity investments without readily determinable fair values on a nonrecurring basis. The fair values of these investments are determined based on valuation techniques using the best information available, and may include quoted market prices, market comparables, and discounted cash flow projections.

Our other current financial assets and current financial liabilities have fair values that approximate their carrying values.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows: software developed or acquired for internal use, three years; servers and network equipment, two to six years; buildings and improvements, five to 15 years; leasehold improvements, three to 15 years; and furniture and equipment, one to 10 years. Land is not depreciated.

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in our consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our consolidated balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as vehicles, we account for the lease and non-lease components as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

Goodwill

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (May 1) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets

Our intangible assets are subject to amortization and are amortized over the estimated useful life in proportion to the economic benefits received. We evaluate the recoverability of intangible assets periodically by taking into account events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired.

Recent Accounting Guidance

Recently Adopted Accounting Guidance

Income Taxes – Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new standard to improve income tax disclosures. The guidance requires additional disclosure of disaggregated income taxes paid and prescribes standardized categories for the components of the effective tax rate reconciliation. We adopted the standard prospectively beginning with our annual reporting for fiscal year 2026. The adoption resulted in incremental income tax disclosures. Refer to Note 11 – Income Taxes.

Recent Accounting Guidance Not Yet Adopted

Income Statement – Disaggregation of Income Statement Expenses

In November 2024, the FASB issued a new standard to expand disclosures about income statement expenses. The guidance requires disaggregation of certain costs and expenses included in each relevant expense caption on our consolidated income statements in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. The standard will be effective for us beginning with our annual reporting for fiscal year 2028 and interim periods thereafter, with early adoption permitted. We are currently evaluating the impact of this standard on our disclosures.